Property, plant and equipment, net (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 Building [Member] USD ($)	Jun. 30, 2012 Building [Member] CNY	Jun. 30, 2011 Building [Member] CNY	Jun. 30, 2012 Leasehold Improvements [Member] USD ($)	Jun. 30, 2012 Leasehold Improvements [Member] CNY	Jun. 30, 2011 Leasehold Improvements [Member] CNY	Jun. 30, 2012 Office Equipment [Member] USD ($)	Jun. 30, 2012 Office Equipment [Member] CNY	Jun. 30, 2011 Office Equipment [Member] CNY	Jun. 30, 2012 Computer Equipment [Member] USD ($)	Jun. 30, 2012 Computer Equipment [Member] CNY	Jun. 30, 2011 Computer Equipment [Member] CNY	Jun. 30, 2012 Motor Vehicles [Member] USD ($)	Jun. 30, 2012 Motor Vehicles [Member] CNY	Jun. 30, 2011 Motor Vehicles [Member] CNY
Property, Plant and Equipment, Gross	$ 42,490,031	269,939,170	213,724,787	$ 21,535,617	136,815,777	136,785,227	$ 9,791,675	62,206,509	29,784,879	$ 8,903,059	56,561,134	37,865,189	$ 250,328	1,590,335	875,639	$ 2,009,352	12,765,415	8,413,853
Less: accumulated depreciation and amortisation	(13,452,157)	(85,461,554)	(41,803,839)
Property, plant and equipment, net	$ 29,037,874	184,477,616	171,920,948